Discontinued Operations/non-current Assets Held for Sale - Summary of Earnings Per Share from Discontinued Operations/non-current Assets Held for Sale (Detail)	12 Months Ended
Dec. 31, 2015 € / shares
Basic and Diluted Earnings Per Share (EPS) from Discontinued operations/Non-currentassets held for sale
Basic and diluted earnings per share	€ 0.03
Savings Share [member]
Basic and Diluted Earnings Per Share (EPS) from Discontinued operations/Non-currentassets held for sale
Basic and diluted earnings per share	€ 0.03